SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, DC 20549


                      RULE 23c-2 NOTICE OF INTENTION
                           TO REDEEM SECURITIES

                                    OF

       FIRST TRUST FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          1001 Warrenville Road
                          Lisle, Illinois 60532

                                under the

                      Investment Company Act of 1940

                Investment Company Act File No. 811-21539


The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that it is filing this notice with the Securities and Exchange Commission pursuant to no-action relief granted by the Securities and Exchange Commission staff fewer than 30 days prior to the date set for the redemption.

(1) TITLE OF THE CLASS OF SECURITIES OF FIRST TRUST FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II (THE "FUND") TO BE REDEEMED:

Series A Auction Market Preferred Shares, liquidation preference of $25,000 per share (the "Series A AMPS").

Series B Auction Market Preferred Shares, liquidation preference of $25,000 per share (the "Series B AMPS").

(2) THE DATE ON WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

July 2, 2008

(3) THE APPLICABLE PROVISIONS OF THE GOVERNING INSTRUMENT PURSUANT TO WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

The Series A AMPS and Series B AMPS are to be redeemed pursuant to
Section 3(a)(i) of the Fund's Statement Establishing and Fixing the Rights and Preferences of Auction Market Preferred Shares dated as of August 25, 2004, the form of which was filed with the Securities and

Exchange Commission on August 23, 2004 as Appendix A to the Fund's Statement of Additional Information, included in the Fund's Registration Statement on Form N-2.

(4) THE PRINCIPAL AMOUNT OR NUMBER OF SHARES AND THE BASIS UPON WHICH THE SECURITIES TO BE REDEEMED ARE TO BE SELECTED:

The Fund intends to redeem, by lot (as determined by The Depository Trust Company), $10,000,000 of Series A AMPS and $10,000,000 of Series B AMPS.

                                SIGNATURE

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Illinois, on this 17th day of June, 2008.


                             FIRST TRUST FOUR CORNERS SENIOR FLOATING
                                RATE INCOME FUND II



                             By:   /s/ James A. Bowen
                                   -------------------------------
                             Name:  James A. Bowen
                             Title: President